Income Taxes (Details) - Schedule of reconciliation between the income tax expense (Parentheticals)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation between the income tax expense [Abstract]
U.S. federal corporate income tax rate	21.00%	21.00%	21.00%